Related Party Transactions (Details) - Schedule of Balance with a Related Party	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)
Prepayment to a related party:
Nebula 360 Services Limited	$ 78,086	$ 10,000